Rule 497(k)
File Nos. 333-289838 and 811-24117
Corgi ETF Trust I
Corgi Mag 7 ETF
Cboe BZX Exchange, Inc. — CMAG
Summary Prospectus
April 30, 2026
Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus, statement of additional information and other information about the Fund online at https://www.corgifunds.com. You can also get this information at no cost by calling (855) 552-6744. The current prospectus and statement of additional information, dated April 30, 2026, are incorporated by reference into this Summary Prospectus.
The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

Corgi Mag 7 ETF
CMAG

Investment Objective
The Corgi Mag 7 ETF (the "Fund") seeks capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund Operating Expenses1
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.20%
1 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.
2 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Expense Example
This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
1 Year	3 Years
$20	$66
Portfolio Turnover
When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Principal Investment Strategies
The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a market capitalization-weighted portfolio of U.S.-listed equity securities of the seven mega-capitalization technology and technology-enabled companies commonly referred to as the "Magnificent Seven" (the "Magnificent Seven Companies"). The Fund seeks concentrated exposure to the Magnificent Seven Companies, and individual positions may represent 20% or more of the Fund's net assets. The Fund intends to weight its holdings primarily based on each company's relative free-float market capitalization. As of the date of this Prospectus, the Magnificent Seven Companies, together with a summary description of each issuer's business, principal trading market, and ticker symbol, are as follows:
Apple Inc. (NASDAQ: AAPL) designs, manufactures, and markets smartphones, personal computers, tablets, wearables, and accessories, and sells a range of related services including digital content, cloud services, advertising, and payment services.
Microsoft Corporation (NASDAQ: MSFT) develops, licenses, and supports software products, cloud computing services (Azure), devices, and enterprise and consumer solutions, including productivity applications, gaming, and artificial intelligence services.
Amazon.com, Inc. (NASDAQ: AMZN) operates online retail and marketplace services, cloud computing infrastructure (Amazon Web Services), digital advertising, streaming entertainment, and artificial intelligence businesses.
Alphabet Inc. (NASDAQ: GOOGL) operates internet products and platforms, including Google Search, YouTube, Google Cloud, and related advertising and technology businesses, and invests in emerging technologies including autonomous vehicles and quantum computing.
NVIDIA Corporation (NASDAQ: NVDA) designs and supplies graphics processing units (GPUs), data center accelerators, networking solutions, and related hardware and software for gaming, professional visualization, data centers, automotive, and artificial intelligence markets.
Meta Platforms, Inc. (NASDAQ: META) operates social media and messaging platforms, including Facebook, Instagram, WhatsApp, and Messenger, and develops virtual and augmented reality technologies and related hardware.
Tesla, Inc. (NASDAQ: TSLA) designs, manufactures, and sells electric vehicles, energy generation and storage systems (including solar panels and battery storage products), and related services and software.
Each Magnificent Seven Company is subject to the reporting requirements of the Securities Exchange Act of 1934 and files annual reports on Form 10-K, quarterly reports on Form 10-Q, and current reports on Form 8-K with the U.S. Securities and Exchange Commission. These reports, including audited financial statements, are publicly available at www.sec.gov. Investors can locate information provided to or filed with the Commission by each Magnificent Seven Company, including financial statements, at www.sec.gov. Current market prices for each Magnificent Seven Company's common stock are available through the NASDAQ Stock Market at www.nasdaq.com.
In the event of a merger, reorganization, or other corporate action involving a Magnificent Seven Company, the Fund will treat the surviving or successor entity as the applicable Magnificent Seven Company, provided that the successor entity (i) is publicly listed on a U.S. securities exchange, (ii) continues to operate substantially the same core business lines as the predecessor company, and (iii) has a market capitalization at the time of the corporate action that would place it among the largest U.S.-listed companies. If a Magnificent Seven Company ceases to exist and no successor entity satisfies all three criteria, the Fund will remove that company from the basket and reallocate its weight among the remaining Magnificent Seven Companies.
The Fund obtains economic exposure to the Magnificent Seven Companies through a combination of direct investment in common stock and the use of total return swap agreements and other derivatives (including forward contracts). For each Magnificent Seven Company, the Fund generally expects to allocate its target market capitalization-weighted exposure between direct equity investment and swap agreements such that the combined position, common stock plus the economic exposure provided by the swap, equals the company's target weight in the portfolio. This structure is designed to comply with the diversification requirements applicable to regulated investment companies under Subchapter M of the Internal Revenue Code (the "Diversification Requirement"), which impose limits on the percentage of assets that may be invested in the securities of a single issuer. By splitting each position between common stock and swap agreements, the Fund seeks to achieve the full market capitalization-weighted exposure to each Magnificent Seven Company while satisfying the Diversification Requirement across the portfolio. Both common stock and derivatives are integral, structural components of the Fund's investment strategy for each position. The Adviser also considers the following factors in determining the specific allocation between common stock and derivatives for each position: relative cost efficiency and execution quality; available liquidity in the underlying securities; the Fund's available cash position and collateral requirements; portfolio rebalancing needs arising from market movements, creation and redemption activity, or changes in the relative market capitalizations of the Magnificent Seven Companies; and counterparty credit quality and the availability of acceptable swap terms. The Fund may also use derivatives to manage cash flows, facilitate portfolio rebalancing, and maintain exposure during periods of inflows and outflows. The Fund's use of derivatives may result in the Fund having economic exposure to the Magnificent Seven Companies that exceeds the Fund's net assets. For purposes of the Fund's 80% investment policy, the Fund will include derivatives positions that provide investment exposure to the Magnificent Seven Companies (valued based on the derivatives' market values or notional amounts, as applicable).
The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Principal Risks of Investing in the Fund
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Concentration and Single Issuer Risk. The Fund will concentrate its investments in the Magnificent Seven companies (concentrated in technology and technology-enabled industries) and will hold a large percentage of its assets in a small number of issuers including, at times, a significant position in a single issuer. As a result, the Fund's performance may be more volatile than a diversified fund and may be materially affected by adverse developments affecting any Magnificent Seven Company, including earnings disappointments, product setbacks, regulatory actions, litigation, reputational events, or changes in competitive position.
AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.
Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.
Derivatives and Counterparty Risk. The Fund may use derivatives, including swap agreements and/or forward contracts, to obtain exposure to one or more Magnificent Seven Companies or to manage cash flows or facilitate portfolio transitions. Derivatives may be more sensitive to changes in the value of the referenced security and may be difficult to price, value, or unwind. The Fund's use of derivatives may not achieve the intended exposure and may result in losses greater than the amount invested. Swap agreements and other OTC derivatives are subject to counterparty risk, including the risk that a counterparty may fail to perform its obligations, become insolvent, or be unable to meet margin or collateral requirements, which could cause the Fund to lose money and experience delays in recovering collateral.
Mega Capitalization Growth and Valuation Sensitivity Risk. Magnificent Seven Companies trade at valuation multiples that reflect high expectations for revenue growth, margin expansion, and continued innovation leadership. If growth slows, costs rise, or market sentiment shifts, these stocks may reprice sharply. Because mega capitalization technology companies can be particularly sensitive to interest rates, inflation expectations, and risk appetite, changes in macro conditions can increase drawdowns even when business fundamentals remain strong.
Technology Platform, Ecosystem, and Competitive Disruption Risk. Magnificent Seven Companies rely on large scale platforms and ecosystems spanning hardware, software, cloud services, digital advertising, e-commerce, and subscription businesses. Platform changes, shifts in consumer behavior, competition from emerging technologies, loss of distribution advantages, or disruption from new AI first products can reduce user engagement and monetization. Rapid innovation cycles can also require sustained investment that pressures margins and increases execution risk.
Regulatory, Antitrust, and Political Scrutiny Risk. Magnificent Seven Companies face heightened regulatory and political scrutiny in areas such as antitrust, digital advertising, app store policies, content moderation, consumer protection, labor practices, and cross border data flows. Investigations, enforcement actions, structural remedies, fines, mandated changes to business practices, or limits on acquisitions can reduce profitability and constrain growth, and different regulatory regimes across jurisdictions can increase compliance costs and complexity.
Data Privacy, Cybersecurity, and Trust Risk. Magnificent Seven Companies process large volumes of sensitive user data and operate mission critical digital infrastructure. Cybersecurity incidents, data breaches, outages, or failures in privacy controls can trigger regulatory penalties, litigation, remediation costs, reputational damage, and customer churn. Increased security and compliance spending may also reduce margins.
AI and Compute Cycle Risk. Several Magnificent Seven Companies are meaningfully exposed to artificial intelligence adoption and the associated data center and compute buildout. Demand for GPUs, cloud capacity, and AI-enabled services can be cyclical and sensitive to enterprise budgets, model performance, and competitive dynamics. Overinvestment, supply constraints, export controls, or shifts in AI architecture and open source alternatives can pressure revenue growth, margins, and capital intensity.
Supply Chain, Manufacturing, and Hardware Execution Risk. Magnificent Seven Companies depend on complex global supply chains for semiconductors, components, and contract manufacturing. Disruptions, quality issues, capacity constraints, geopolitical events, or changes in trade policy can delay product launches, increase costs, and reduce availability. Reliance on a small number of critical suppliers or manufacturing partners may amplify these risks.
Capitalization Risk. The Fund invests primarily in mega capitalization companies. Mega capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale. Their large index-like ownership and heavy presence in passive and derivative markets can also contribute to crowded positioning and sharper moves during risk off periods, which can cause them to lag during periods when smaller competitors outperform.
Equity Market Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.
Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Active Management Risk. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.
Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.
New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.
New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.
Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.
Performance
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.
Management
Investment Adviser
Corgi Strategies, LLC serves as investment adviser to the Fund.
Portfolio Managers
The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since 2026.
Purchase and Sale of Shares
The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.
Individual Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.
As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.
Tax Information
Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.
Financial Intermediary Compensation
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.